Income Taxes - Schedule of Effective Income Tax Assets and Liabilities (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States federal tax at statutory rate	34.00%	34.00%
Change in valuation allowance	(30.90%)	(52.10%)
State taxes (net of federal tax benefit)	(3.30%)	4.40%
Provision to return	0.30%	(0.20%)
Non-deductible expenses and other	(0.20%)	(6.30%)
Tax attribute limitations	0.10%	19.10%
Effect of rate change	(0.10%)	1.40%
Other	0.00%	0.70%
Foreign rate differential	0.00%	(0.20%)
Effective rate	(0.10%)	0.80%